Average Annual Total Returns - Parnassus Mid Cap Growth Fund	May 01, 2021
RussellMidcapGrowthIndex [Member]
Average Annual Return:
1 Year	35.59%
5 Years	18.66%
10 Years	15.05%
SPFivehundredIndex [Member]
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
LipperMultiCapCoreFundsAverage [Member]
Average Annual Return:
1 Year	43.02%
5 Years	18.60%
10 Years	15.10%
Investor Shares
Average Annual Return:
1 Year	28.61%
5 Years	14.70%
10 Years	13.88%
Investor Shares | After Taxes on Distributions
Average Annual Return:
1 Year	26.89%
5 Years	13.20%
10 Years	11.52%
Investor Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	17.88%
5 Years	11.42%
10 Years	10.68%
Institutional Shares
Average Annual Return:
1 Year	28.81%
5 Years	14.86%
10 Years	13.97%
Inception Date	Apr. 30, 2015